UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bull Path Capital Management LLC
Address: 150 E. 52nd St,
         31st Floor
         New York, New York  10022

13F File Number:  28-11556

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Spector
Title:     Principal
Phone:     212-520-2570

Signature, Place, and Date of Signing:

     /s/ Richard Spector     New York, NY/USA     May 11, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $8,427 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108      470    19300 SH       SOLE                    19300        0        0
AMERISOURCEBERGEN CORP         COM              03073E105      791    24204 SH       SOLE                    24204        0        0
BALL CORP                      COM              058498106      649    14945 SH       SOLE                    14945        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407      300    23400 SH       SOLE                    23400        0        0
CVS CAREMARK CORPORATION       COM              126650100      350    12719 SH       SOLE                    12719        0        0
DIRECTV GROUP INC              COM              25459L106     1231    54018 SH       SOLE                    54018        0        0
EXPRESS SCRIPTS INC            COM              302182100      740    16036 SH       SOLE                    16036        0        0
HUDSON CITY BANCORP            COM              443683107      548    46900 SH       SOLE                    46900        0        0
HUMANA INC                     COM              444859102      303    11607 SH       SOLE                    11607        0        0
OMNICARE INC                   COM              681904108      378    15450 SH       SOLE                    15450        0        0
OWENS ILL INC                  COM NEW          690768403      212    14706 SH       SOLE                    14706        0        0
PACTIV CORP                    COM              695257105      759    52037 SH       SOLE                    52037        0        0
SCHLUMBERGER LTD               COM              806857108      566    13945 SH       SOLE                    13945        0        0
SUN HEALTHCARE GROUP INC       COM NEW          866933401      360    42613 SH       SOLE                    42613        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100      770    13079 SH       SOLE                    13079        0        0